Concentrations of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2025
Net Revenues [Member]
Concentrations of Credit Risk [Line Items]
Schedule of Concentration Risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Years ended June 30,
	2023	% of sales	2024	% of sales	2025	% of sales
	RMB		RMB		RMB
Company A	*	*	*	*	*	*
Company B	15,360	13.4	*	*	*	*
Company C	14,631	12.8	*	*	*	*
Company D	—	—	132,995	13.8	79,013	10.1
Subtotal	29,991	26.2	132,995	13.8	79,013	10.1

*	represented less than 10% of total net revenues for the year.

Accounts Receivable [Member]
Concentrations of Credit Risk [Line Items]
Schedule of Concentration Risks

Customers which accounted for 10% or more of gross accounts receivable plus certain amount of contract assets that are accounted for on a customer-base (“Such Accounts Receivable”) are as follows:

	As of June 30,
	2024	%	2025	%
	RMB		RMB
Company A	*	*	*	*
Company D	41,117	21.9	17,060	18.4
Company E	*	*	15,891	17.1
Company F	*	*	9,720	10.5
Company G	*	*	9,670	10.4
Subtotal	41,117	21.9	52,341	56.4

*	represented less than 10% of Such Accounts Receivable as of the year end.